9. RELATED PARTY TRANSACTIONS: Schedule of Related party transactions and balances (Tables)	12 Months Ended
Sep. 30, 2024
Tables/Schedules
Schedule of Related party transactions and balances

Related party transactions and balances

		Years ended		Balance due
	Services	September 30, 2024	September 30, 2023	As at September 30, 2024	As at September 30, 2023
Amounts due to:
Jason Weber	Consulting fee and share-based payment	$ 215,851	$ 162,000	$ Nil	$ 56,700

Rob Duncan	Consulting fee and share-based payment	$ 172,882	$ 150,000	$ Nil	$ 49,679

Pacific Opportunity Capital Ltd. (a)	Accounting, financing and shareholder communication services	$ 224,507	$ 158,000	$ 606,564	$ 527,644 (b)
Mark Brown	Expenses reimbursement	$ 32,724	$ 9,546	$ Nil	$ 3,082
Marc G. Blythe	Expenses reimbursement	$ 2,020	$ Nil	$ 2,115	$ Nil
TOTAL:		$ 645,964	$ 479,546	$ 608,679	$ 637,105